RIGHT OF USE ASSETS (Details Narrative) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease for land amount		$ 740,355
Land [member]
IfrsStatementLineItems [Line Items]
Lease for land amount		418,001
Land [member] | Lease One [Member]
IfrsStatementLineItems [Line Items]
Lease for land amount		$ 418,001
[custom:LeaseExpirationDate]		December 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Lease for land amount		$ 322,354
Buildings [member] | Lease Two [Member]
IfrsStatementLineItems [Line Items]
Lease for land amount		$ 322,354
[custom:LeaseExpirationDate]		September 30, 2028
Lease one facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	December 31, 2024
Lease two facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	May 31, 2026
Lease three facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	January 31, 2027
Lease four facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	September 30, 2028